Financial Instruments - Summary of Consolidated Net Monetary Assets (Liabilities) by Currency (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Monetary assets	$ 3,517	$ 3,801
Monetary liabilities	17,739	17,726
Net monetary assets (liabilities)	(14,222)	(13,925)
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(8,176)	(8,237)
Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(490)	(711)
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(3,194)	(3,023)
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,148)	(787)
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,214)	(1,167)
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	856	721
Monetary liabilities	1,420	1,311
Net monetary assets (liabilities)	(564)	(590)
Mexico [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(161)	(23)
Mexico [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(403)	(567)
United States [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	550	1,017
Monetary liabilities	2,480	2,444
Net monetary assets (liabilities)	(1,930)	(1,427)
United States [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,930)	(1,427)
South, Central America And Caribbean [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	240	280
Monetary liabilities	680	589
Net monetary assets (liabilities)	(440)	(309)
South, Central America And Caribbean [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(37)	(72)
South, Central America And Caribbean [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)		1
South, Central America And Caribbean [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(403)	(238)
Asia, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	1,452	1,593
Monetary liabilities	3,534	3,162
Net monetary assets (liabilities)	(2,082)	(1,569)
Asia, Middle East and Africa [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	17
Asia, Middle East and Africa [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(743)	(519)
Asia, Middle East and Africa [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,174)	(807)
Asia, Middle East and Africa [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(182)	(243)
Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	419	190
Monetary liabilities	9,625	10,220
Net monetary assets (liabilities)	(9,206)	(10,030)
Other Operations [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(6,065)	(6,715)
Other Operations [Member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(87)	(144)
Other Operations [Member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(2,451)	(2,505)
Other Operations [Member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	26	20
Other Operations [Member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	$ (629)	$ (686)